LOANS	12 Months Ended
Dec. 31, 2014
Loans and Leases Receivable Disclosure [Abstract]
LOANS

NOTE 3 - LOANS

The components of loans are as follows:

	At December 31,
	2014	2013
Real estate loans:
One-to-four family	$117,591,822	$118,884,453
Multi-family	41,391,862	40,262,269
Commercial	129,415,314	120,839,112
Construction and land	28,590,745	12,848,111
	316,989,743	292,833,945

Commercial business	73,984,867	71,940,431

Consumer:
Home equity	13,523,985	11,712,701
Automobile and other	1,772,431	1,525,594
	15,296,416	13,238,295

Total gross loans	406,271,026	378,012,671
Deferred loan origination costs, net	194,820	146,959
Allowance for loan losses	(5,561,442)	(5,590,668)

Loans, net	$400,904,404	$372,568,962

On occasion, the Company originates loans secured by single-family dwellings with loan to value ratios exceeding 90%. As of December 31, 2014 and December 31, 2013, these loans represented 2.17% and 1.07%, respectively, of our combined one-to-four family and home equity portfolios. The Company does not consider the level of such loans to be a significant concentration of credit as of December 31, 2014 or December 31, 2013.

The recorded investment in loans does not include accrued interest and loan origination fees due to immateriality. The allowance for loan losses does not include a component for undisbursed loan commitments; rather, this amount is included in other liabilities.

The following tables present our past-due loans, segregated by class, are as follows:

December 31, 2014

	Loans 30-59 Days Past Due	Loans 60-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Current Loans	Total	Accruing Loans 90 or More Days Past Due
Real estate loans:
One-to-four family	$843,185	$166,965	$408,228	$1,418,378	$116,173,444	$117,591,822	$-
Multi-family	-	-	-	-	41,391,862	41,391,862	-
Commercial	100,220	-	29,810	130,030	129,285,284	129,415,314	-
Construction and land	-	-	-	-	28,590,745	28,590,745	-
	943,405	166,965	438,038	1,548,408	315,441,335	316,989,743	-

Commercial business	-	25,095	-	25,095	73,959,772	73,984,867	-

Consumer:
Home equity	41,930	-	48,088	90,018	13,433,967	13,523,985	-
Automobile and other	-	-	-	-	1,772,431	1,772,431	-
	41,930	-	48,088	90,018	15,206,398	15,296,416	-

Total	$985,335	$192,060	$486,126	$1,663,521	$404,607,505	$406,271,026	$-

December 31, 2013

	Loans 30-59 Days Past Due	Loans 60-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Current Loans	Total	Accruing Loans 90 or More Days Past Due
Real estate loans:
One-to-four family	$631,656	$116,090	$673,677	$1,421,423	$117,463,030	$118,884,453	$-
Multi-family	-	-	-	-	40,262,269	40,262,269	-
Commercial	15,162	-	30,016	45,178	120,793,934	120,839,112	-
Construction and land	-	-	-	-	12,848,111	12,848,111	-
	646,818	116,090	703,693	1,466,601	291,367,344	292,833,945	-

Commercial business	4,719	-	-	4,719	71,935,712	71,940,431	-

Consumer:
Home equity	40,473	-	30,047	70,520	11,642,181	11,712,701	-
Automobile and other	-	-	-	-	1,525,594	1,525,594	-
	40,473	-	30,047	70,520	13,167,775	13,238,295	-

Total	$692,010	$116,090	$733,740	$1,541,840	$376,470,831	$378,012,671	$-

All loans are reviewed on a regular basis and are placed on non-accrual status when, in the opinion of management, there is reasonable probability of loss of principal or collection of additional interest is deemed insufficient to warrant further accrual. Generally, we place all loans 90 days or more past due on non-accrual status. However, exceptions may occur when a loan is in process of renewal, but it has not yet been completed. In addition, we may place any loan on non-accrual status if any part of it is classified as loss or if any part has been charged-off. When a loan is placed on non-accrual status, total interest accrued and unpaid to date is reversed Subsequent payments are either applied to the outstanding principal balance or recorded as interest income, depending on the assessment of the ultimate collectability of the loan.

Year-end non-accrual loans, segregated by class, are as follows:

	At December 31,
	2014	2013
Real estate loans:
One-to-four family	$589,170	$1,671,324
Multi-family	1,340,779	2,100,064
Commercial	1,242,009	1,388,887
Construction and land	1,431,619	1,141,057
	4,603,577	6,301,332

Commercial business	25,095	-

Consumer:
Home equity	48,088	144,800

Total non-accrual loans	$4,676,760	$6,446,132

The following tables present the activity in the allowance for loan losses for the years ended December 31, 2014 and 2013. Allocation of a portion of the allowance to one category of loans does not preclude its availability to absorb losses in other categories.

Year ended December 31, 2014

	Beginning Balance	Charge-offs	Recoveries	Provision	Ending Balance
Real estate loans:
One-to-four family	$1,424,663	$(263,258)	$466,287	$(507,930)	$1,119,762
Multi-family	661,358	-	-	(224,525)	436,833
Commercial	1,454,455	(1,876)	-	197,711	1,650,290
Construction and land	668,085	-	230,000	296,832	1,194,917
	4,208,561	(265,134)	696,287	(237,912)	4,401,802

Commercial business	1,219,080	(190,255)	13,048	(90,658)	951,215

Consumer
Home equity	116,478	(43,519)	9,402	115,789	198,150
Automobile and other	46,549	-	945	(37,219)	10,275
	163,027	(43,519)	10,347	78,570	208,425

Total	$5,590,668	$(498,908)	$719,682	$(250,000)	$5,561,442

Year ended December 31, 2013

	Beginning Balance	Charge-offs	Recoveries	Provision	Ending Balance
Real estate loans:
One-to-four family	$847,285	$(549,877)	$17,036	$1,110,219	$1,424,663
Multi-family	958,303	(482,478)	-	185,533	661,358
Commercial	1,268,081	(216,750)	204,681	198,443	1,454,455
Construction and land	1,413,002	-	302,114	(1,047,031)	668,085
	4,486,671	(1,249,105)	523,831	447,164	4,208,561

Commercial business	1,296,114	(141,104)	58,924	5,146	1,219,080

Consumer
Home equity	151,625	(30,243)	331	(5,235)	116,478
Automobile and other	10,175	(7,574)	6,023	37,925	46,549
	161,800	(37,817)	6,354	32,690	163,027

Total	$5,944,585	$(1,428,026)	$589,109	$485,000	$5,590,668

The following tables separate the allocation of the allowance for loan losses and the loan balances between loans evaluated both individually and collectively as of December 31, 2014 and 2013:

December 31, 2014

	Period-end allowance allocated to loans:			Loans evaluated for impairment:
	Individually evaluated for impairment	Collectively evaluated for impairment	Ending Balance	Individually	Collectively	Ending Balance
Real estate loans:
One-to-four family	$91,688	$1,028,074	$1,119,762	$1,266,717	$116,325,105	$117,591,822
Multi-family	-	436,833	436,833	1,340,779	40,051,083	41,391,862
Commercial	155,863	1,494,427	1,650,290	2,267,362	127,147,952	129,415,314
Construction and land	-	1,194,917	1,194,917	1,639,030	26,951,715	28,590,745
	247,551	4,154,251	4,401,802	6,513,888	310,475,855	316,989,743

Commercial business	115,446	835,769	951,215	140,541	73,844,326	73,984,867

Consumer:
Home equity	9,902	188,248	198,150	65,452	13,458,533	13,523,985
Automobile and other	-	10,275	10,275	-	1,772,431	1,772,431
	9,902	198,523	208,425	65,452	15,230,964	15,296,416

Total	$372,899	$5,188,543	$5,561,442	$6,719,881	$399,551,145	$406,271,026

December 31, 2013

	Period-end allowance allocated to loans:			Loans evaluated for impairment:
	Individually evaluated for impairment	Collectively evaluated for impairment	Ending Balance	Individually	Collectively	Ending Balance
Real estate loans:
One-to-four family	$160,881	$1,263,782	$1,424,663	$1,720,101	$117,164,352	$118,884,453
Multi-family	-	661,358	661,358	2,100,064	38,162,205	40,262,269
Commercial	195,103	1,259,352	1,454,455	1,978,525	118,860,587	120,839,112
Construction and land	10,315	657,770	668,085	1,141,057	11,707,054	12,848,111
	366,299	3,842,262	4,208,561	6,939,747	285,894,198	292,833,945

Commercial business	131,774	1,087,306	1,219,080	131,774	71,808,657	71,940,431

Consumer:
Home equity	8,602	107,876	116,478	162,449	11,550,252	11,712,701
Automobile and other	-	46,549	46,549	-	1,525,594	1,525,594
	8,602	154,425	163,027	162,449	13,075,846	13,238,295

Total	$506,675	$5,083,993	$5,590,668	$7,233,970	$370,778,701	$378,012,671

Credit Quality Indicators: As part of the on-going monitoring of the credit quality of the Company’s loan portfolio, management categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt and comply with various terms of their loan agreements. The Company considers current financial information, historical payment experience, credit documentation, public information and current economic trends. Generally, all sizeable credits receive a financial review no less than annually to monitor and adjust, if necessary, the credit’s risk profile. Credits classified as watch generally receive a review more frequently than annually. The risk category of homogeneous loans such as consumer loans and smaller balance loans is evaluated when the loan becomes delinquent. For special mention, substandard, and doubtful credit classifications, the frequency of review is increased to no less than quarterly in order to determine potential impact on credit loss estimates.

The Company categorizes loans into the following risk categories based on relevant information about the ability of borrowers to service their debt:

Pass - A pass asset is well protected by the current worth and paying capacity of the obligor (or guarantors, if any) or by the fair value, less cost to acquire and sell, of any underlying collateral in a timely manner. Pass assets also include certain assets considered watch, which are still protected by the worth and paying capacity of the borrower but deserve closer attention and a higher level of credit monitoring.

Special Mention - A special mention asset has potential weaknesses that deserve management’s close attention. The asset may also be subject to a weak or speculative market or to economic conditions, which may, in the future adversely affect the obligor. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the asset or in the Bank’s credit position at some future date. Special mention assets are not adversely classified and do not expose the Bank to sufficient risk to warrant adverse classification.

Substandard - A substandard asset is an asset with a well-defined weakness that jeopardizes repayment, in whole or in part, of the debt. These credits are inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged. These assets are characterized by the distinct possibility that the institution will sustain some loss of principal and/or interest if the deficiencies are not corrected. It is not necessary for a loan to have an identifiable loss potential in order to receive this rating.

Doubtful - An asset that has all the weaknesses inherent in the substandard classification, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently known facts, conditions and values, highly questionable and improbable. The possibility of loss is extremely likely, but it is not identified at this point due to pending factors.

Loss - An asset, or portion thereof, classified as loss is considered uncollectible and of such little value that its continuance on the Company’s books as an asset is not warranted. This classification does not necessarily mean that an asset has no recovery or salvage value; rather, there is much doubt about whether, how much, or when the recovery would occur. As such, it is not practical or desirable to defer the write-off. Therefore, there is no balance to report at December 31, 2014 or 2013.

The following tables present our credit quality indicators, segregated by class, as of December 31, 2014 and 2013:

December 31, 2014

	Pass	Special Mention	Substandard	Doubtful	Total
Real estate loans:
One-to-four family	$116,218,120	$280,067	$936,372	$157,263	$117,591,822
Multi-family	37,340,022	2,711,061	1,340,779	-	41,391,862
Commercial	113,447,231	12,016,499	3,951,584	-	129,415,314
Construction and land	26,892,171	-	1,698,574	-	28,590,745
	293,897,544	15,007,627	7,927,309	157,263	316,989,743

Commercial business	73,372,401	471,925	140,541	-	73,984,867

Consumer:
Home equity	13,444,685	-	79,300	-	13,523,985
Automobile and other	1,772,431	-	-	-	1,772,431
	15,217,116	-	79,300	-	15,296,416

Total	$382,487,061	$15,479,552	$8,147,150	$157,263	$406,271,026

December 31, 2013

	Pass	Special Mention	Substandard	Doubtful	Total
Real estate loans:
One-to-four family	$115,491,532	$1,672,820	$1,367,925	$352,176	$118,884,453
Multi-family	35,412,469	2,749,736	2,100,064	-	40,262,269
Commercial	110,571,786	5,902,447	4,334,863	30,016	120,839,112
Construction and land	11,583,780	-	1,264,331	-	12,848,111
	273,059,567	10,325,003	9,067,183	382,192	292,833,945

Commercial business	71,074,289	534,368	331,774	-	71,940,431

Consumer:
Home equity	11,518,523	31,730	132,401	30,047	11,712,701
Automobile and other	1,525,594	-	-	-	1,525,594
	13,044,117	31,730	132,401	30,047	13,238,295

Total	$357,177,973	$10,891,101	$9,531,358	$412,239	$378,012,671

The following tables provide details of impaired loans, segregated by class, as of and for the periods indicated. The unpaid contractual balance represents the recorded balance prior to any partial charge-offs. The recorded investment represents customer balances net of any partial charge-offs recognized on the loans.

	As of December 31, 2014			As of December 31, 2013

	Unpaid Contractual Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Unpaid Contractual Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated
With no related allowance recorded:
Real estate loans:
One-to-four family	$551,510	$467,191	$-	$1,082,196	$899,959	$-
Multi-family	1,823,257	1,340,779	-	2,734,462	2,100,064	-
Commercial	768,533	768,533	-	808,008	808,008	-
Construction and land	3,412,264	1,639,030	-	1,986,485	213,251	-
	6,555,564	4,215,533	-	6,611,151	4,021,282	-

Commercial business	215,350	25,095	-	-	-	-

Consumer:
Home equity	55,550	55,550	-	132,402	132,402	-
Subtotal	$6,826,464	$4,296,178	$-	$6,743,553	$4,153,684	$-

With an allowance recorded:
Real estate loans:
One-to-four family	$851,010	$799,526	$91,688	$864,017	$820,142	$160,881
Commercial	1,691,064	1,498,829	155,863	1,360,876	1,170,517	195,103
Construction and land	-	-	-	927,806	927,806	10,315
	2,542,074	2,298,355	247,551	3,152,699	2,918,465	366,299

Commercial business	115,446	115,446	115,446	131,774	131,774	131,774

Consumer:
Home equity	9,902	9,902	9,902	30,047	30,047	8,602
Subtotal	2,667,422	2,423,703	372,899	3,314,520	3,080,286	506,675
Total	$9,493,886	$6,719,881	$372,899	$10,058,073	$7,233,970	$506,675

	For the year ended December 31, 2014			For the year ended December 31, 2013

	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Recognized	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Recognized
With no related allowance recorded:
Real estate loans:
One-to-four family	$633,963	$2,306	$-	$1,012,186	$1,010	$-
Multi-family	1,309,419	30	-	1,038,953	-	-
Commercial	853,898	7,709	-	2,024,872	16,192	-
Construction and land	1,183,097	2,376	-	1,457,315	-	-
	3,980,377	12,421	-	5,533,326	17,202	-

Commercial business	345,137	-	-	12,077	-	-

Consumer:
Home equity	106,734	1,101	-	139,259	582	-
Automobile and other	-	-	-	910	-	-
	106,734	1,101	-	140,169	582	-
Subtotal	$4,432,248	$13,522	$-	$5,685,572	$17,784	$-

With an allowance recorded:
Real estate loans:
One-to-four family	$667,999	$11,874	$-	$1,047,761	$-	$-
Multi-family	414,443	-	-	1,544,361	-	-
Commercial	1,367,490	18,584	-	655,830	-	-
Construction and land	53,062	2,430	-	185,561	-	-
	2,502,994	32,888	-	3,433,513	-	-

Commercial business	121,785	8,577	-	275,701	4,811	-

Consumer:
Home equity	2,475	-	-	31,887	-	-
Automobile and other	-	-	-	2,704	-	-
	2,475	-	-	34,591	-	-
Subtotal	2,627,254	41,465	-	3,743,805	4,811	-
Total	$7,059,502	$54,987	$-	$9,429,377	$22,595	$-

Troubled Debt Restructurings:

During the years ending December 31, 2014 and 2013, the terms of certain loans were modified as troubled debt restructurings. The modification of the terms of such loans included one or a combination of the following: (1) payment and maturity changes not available in the market; and (2) a reduction of the stated interest rate of the loan.

The Company had allocations of $328,442 of specific reserves on $5,661,342 of loans to customers whose loan terms were modified in troubled debt restructurings as of December 31, 2014. The Company had $354,822 of allocations of specific reserves on $6,215,918 of loans to customers whose loan terms were modified in troubled debt restructurings as of December 31, 2013. The amount the Company has committed to lend to loan customers that are classified as troubled debt restructurings was not material as of December 31, 2014. The Company had no commitments to lend additional amounts as of December 31, 2013 to customers with outstanding loans that are classified as troubled debt restructurings.

The following tables present loans, by class, modified as troubled debt restructurings that occurred during the years ended December 31, 2014 and 2013:

Year ended December 31, 2014

	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Real estate loans:
One-to-four family	2	$504,465	$504,465
Construction and land	1	985,787	985,787

Total	3	$1,490,252	$1,490,252

The troubled debt restructurings described above resulted in a net increase in the allowance for loan losses of $46,420 but resulted in no charge offs during the year ended December 31, 2014.

Year ended December 31, 2013

	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Real estate loans:
One-to-four family	8	$210,014	$207,054
Commercial	5	981,496	978,759
	13	1,191,510	1,185,813

Commercial business	1	138,002	131,774

Consumer:
Home equity	1	18,778	17,648

Total	15	$1,348,290	$1,335,235

The troubled debt restructurings described above resulted in a net increase in the allowance for loan losses of $134,729 and charge offs of $54,052 during the year ended December 31, 2013.

The following table presents the troubled debt restructurings for which there was a payment default within twelve months following the modification during the year ended December 31, 2013. There were no payment defaults within twelve months following the modifications during the year ended December 31, 2014.

Year ended December 31, 2013

	Number of Contracts	Recorded Investment (as of period end)
Real estate loans:
One-to-four family	1	$53,152

Total	1	$53,152

The troubled debt restructurings that subsequently defaulted described above increased the allowance for loan losses by $2,440 but resulted in no charge offs during the year ending December 31, 2013.

A loan is considered to be in payment default once it is 60 days contractually past due under the modified terms.

The Bank has had, and may be expected to have in the future, banking transactions in the ordinary course of business with directors, executive officers, their immediate families and companies in which these individuals have a 10% or more beneficial ownership. Changes in these loans for the years ended December 31, 2014 and 2013 are summarized as follows:

	Year Ended
	December 31,
	2014	2013
Balance, beginning of year	$7,932,877	$8,128,743
Additions	7,066,199	2,767,710
Repayments	(3,050,455)	(2,703,798)
Change in status of borrower	(102,948)	(259,778)

Balance, end of year	$11,845,673	$7,932,877

The change in status of borrower represents the loans that are no longer required to be reported due to an executive officer or director no longer being associated with the Company.